Fair Value Measurements (Tables)	12 Months Ended
Dec. 25, 2021
Fair Value Disclosures [Abstract]
Measurement of Assets and Liabilities at Fair Value on Recurring Basis

The following tables set forth the Company’s financial assets and liabilities that were measured at fair value on a recurring basis during the period, by level, within the fair value hierarchy:

	As of December 25, 2021
	Level 1	Level 2	Level 3	Total
Trading securities	$1,686	$—	$—	$1,686
Interest rate swaps	—	1,502	—	1,502
Foreign exchange forward contracts	—	14	—	14
Contingent consideration payable	—	—	(12,347)	(12,347)

	As of December 26, 2020
	Level 1	Level 2	Level 3	Total
Trading securities	$1,911	$—	$—	$1,911
Interest rate swaps	—	(4,193)	—	(4,193)
Foreign exchange forward contracts	—	12	—	12
Contingent consideration payable	—	—	(14,197)	(14,197)

Fair Value of Fixed Rate Senior Notes and Junior Subordinated Debentures

	December 25, 2021		December 26, 2020
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
6.375% Senior Notes	$—	$—	$328,333	$327,525
Junior Subordinated Debentures	—	—	123,295	128,022